Renee E. Becker Manatt, Phelps & Phillips, LLP Direct Dial: (310) 312-4119 E-mail: rebecker@manatt.com

May 1, 2009	Client-Matter: 28791-030
Ms. Karen J. Garnett
Assistant Director
Division of Corporate Finance
Securities and Exchange Commission
Mail Stop 4561
Washington, D.C. 20549

Re:	Shopoff Properties Trust, Inc. Post-Effective Amendment No. 3 to Registration Statement on Form S-11 Filed April 30, 2009 File No. 333-139042
Dear Ms. Garnett :
     On behalf of our client, Shopoff Properties Trust, Inc. (the “Registrant”), we have caused to be filed with the Securities and Exchange Commission, via EDGAR, Post-Effective Amendment No. 3 (the “Amendment”) to the Registrant’s registration statement on Form S-11. We are also sending you via overnight mail four (4) marked copies of the Amendment showing the changes between the Registrant’s registration statement, dated April 30, 2008, and the Amendment. The primary purpose of the Amendment is to update the Registrant’s prior performance programs and prior performance tables.
     If you have any questions, please contact the undersigned at (310) 312-4119.

Sincerely, Renee E. Becker

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